UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001747777

Owl Rock Technology Financing 2020-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001832032

Central Index Key Number of underwriter (if applicable):

Bryan Cole (212) 419-3000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Owl Rock Technology Finance Corp., as sponsor, is furnishing this Form ABS-15G in respect of an issuance of securities by Owl Rock Technology Financing 2020-1, as issuer, and Owl Rock Technology Financing 2020-1 LLC, as co-issuer, in reliance on Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended. Attached hereto as Exhibit 99.1 is the Report of Certified Public Accountants on Applying Agreed-Upon Procedures, dated November 12, 2020 with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Owl Rock Technology Finance Corp.
(Depositor)

By:	/s/ Alan Kirshenbaum
Name: Alan Kirshenbaum
Title: Chief Operating Officer and Chief Financial Officer
Date: November 12, 2020